INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income before taxes excluded the amounts of loss incurring entities	$ 7,178,353	$ 6,656,140
PRC EIT tax rates	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 1,076,753	$ 998,421
Tax effect of 50% R&D expenses deduction	(99,833)	97,652
Tax effect of deferred tax recognized	(24,142)	(103,673)
Tax effect of non-deductible expenses	42,227	113,040
Income tax expenses	$ 995,005	$ 1,105,440